Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Expenses
Interest expense	$ 534	$ 605	$ 1,687	$ 1,914	$ 2,511	$ 3,405
Other expenses	3,308	3,129	9,606	9,310	12,562	11,808
Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank	(384)	(113)	(1,636)	(2,623)	(6,349)	(7,939)
Income tax expense (benefit)	(30)	(112)	(56)	(482)	4,657	(3,365)
Net Loss	(354)	(1)	(1,580)	(2,141)	(11,006)	(4,574)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Income					3	4
Expenses
Interest expense					149	170
Other expenses					207	180
Total expenses					356	350
Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank					(353)	(346)
Income tax expense (benefit)					338	(134)
Loss Before Equity in Undistributed Loss of the Bank					(691)	(212)
Equity in Undistributed Loss of the Bank					(10,315)	(4,362)
Net Loss					$ (11,006)	$ (4,574)